Balance Sheet Components - Other Noncurrent Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Escrow deposit, noncurrent	$ 3,150	$ 5,250
Other	397	235	$ 92
Total	$ 3,547	$ 5,485	$ 92